SUBORDINATED DEBT	9 Months Ended
Mar. 31, 2026
Broker-Dealer [Abstract]
SUBORDINATED DEBT

NOTE 7 - SUBORDINATED DEBT

Related Party Credit Facility - Cleveland Capital, L.P.

On November 2, 2023, the Company entered into a Credit Facility Agreement (the “Cleveland Credit Facility”) with Cleveland Capital, L.P. (“Cleveland”). The Cleveland Credit Facility provides the Company with a line of credit of up to $2,000,000 for working capital purposes and the Company issued a Subordinated Unsecured Promissory Note for $2,000,000 (the “Commitment Amount”) in favor of Cleveland (the “Cleveland Note”).

Pursuant to the terms of the Cleveland Credit Facility, Cleveland agreed to make loans (each such loan, an “Advance”) up to such Lender’s Commitment Amount to the Company from time to time, until August 15, 2025 (the “Due Date”). The Cleveland Note accrues interest at Secured Overnight Financing Rate plus nine percent (9%) per annum on each Advance from and after the date of disbursement of such Advance. All indebtedness, obligations and liabilities of the Company to Cleveland are subject to the rights of GBC, pursuant to a Subordination Agreement dated on or about November 2, 2023, by and between Cleveland and GBC (the “Subordination Agreement”). Subject to the Subordination Agreement, the Company may, from time to time, prior to the Due Date, draw down, repay, and re-borrow on the Cleveland Note, by giving notice to Cleveland of the amount to be requested to be drawn down. Subject to the Subordinated Unsecured Promissory Note, the Cleveland Note is payable upon the earlier of (i) the Due Date or (ii) on occurrence of an event of Default (as defined in the Cleveland Note).

As consideration of Cleveland’s commitment to provide the Advances to the Company, the Company issued 41,196 Common Stock Warrants to Cleveland (the “Cleveland Warrants”) which rights are represented by a warrant certificate (“Warrant Certificate”) entitling Cleveland to purchase 41,196 shares of common stock for an exercise price of $3.24 per share. Subject to certain ownership limitations, the Cleveland Warrants are exercisable immediately from the date of issuance~~,~~ and expire on the five-year anniversary of the date of issuance of November 2, 2023. The exercise price of the Cleveland Warrants is subject to certain adjustments, including stock dividends, stock splits, combinations and reclassifications of the common stock. In the event of a Triggering Event (as defined in the Warrant Certificate), the holder will be entitled to exercise and receive the same amount and kind of securities, cash or property as such holder would have been entitled to receive upon the occurrence of such Triggering Event if such holder had exercised the rights represented by the Warrant Certificate immediately prior to the Triggering Event. Additionally, upon the holder’s request, the continuing or surviving corporation as a result of such Triggering Event will issue to such holder a new warrant of like tenor evidencing the right to purchase the adjusted amount of securities, cash or property and the adjusted warrant price. (See Note 8 – Stockholders’ Equity (Deficit)).

On September 15, 2025, concurrent with the closing of the $5.0 million private placement described in Note 8 – Stockholders Equity (Deficit), Cleveland purchased 89,323 Preferred Stock Warrants and 420,335 Common Stock Warrants for approximately $1,730,000. This purchase was partially funded by the conversion of the carrying value of the outstanding principal and accrued interest of the Cleveland Credit Facility on September 14, 2025, of $1,173,000. Cleveland entered into a Debt Satisfaction Agreement with the Company pursuant to which Cleveland represented full payment and satisfaction of any and all obligations of the Company due to Cleveland under the Subordinated Unsecured Promissory Note dated November 2, 2023, as amended. Cleveland paid the remaining amount due under the placement of $557,000 in cash.

The outstanding balance of the Cleveland Credit Facility subordinated debt was none and $1,000,000 as of March 31, 2026 and June 30, 2025, respectively.